Accrued liabilities	6 Months Ended
Jun. 30, 2012
Accrued Liabilities Disclosure [Abstract]
Accrued liabilities

10.	Accrued liabilities

		June 30,	December 31,
		2012	2011
		$	$

	Construction in progress	428,100	4,320,775
	Non-equity incentive plan compensation	1,688,828	1,756,155
	Other	413,736	829,970
		2,530,664	6,906,900